SUMMARY OF RESTRICTED STOCK AWARDS (Details) - Restricted Stock [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted Stock Awards, Beginning Balance | shares	0.25
Weighted-Average Grant Date Fair Value Per Share, Beginning Balance | $ / shares	$ 69,670.80
Restricted Stock Awards, Forfeited | shares	(0.19)
Weighted-Average Grant Date Fair Value Per Share, Forfeited | $ / shares	$ 23,230.20
Restricted Stock Awards, Vested | shares	(0.06)
Weighted-Average Grant Date Fair Value Per Share, Vested | $ / shares	$ 69,370.80
Restricted Stock Awards, Ending Balance | shares
Weighted-Average Grant Date Fair Value Per Share, Ending Balance | $ / shares